Offerings	May 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	14,895,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 297,900,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41,139.99
Offering Note	Includes Class A shares representing limited liability company interests ("Class A shares") issuable upon exercise of the underwriters' option to purchase additional Class A shares, if any. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act").
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A shares representing limited liability company interests
Amount Registered | shares	5,000,000
Proposed Maximum Offering Price per Unit	20.00
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 13,810.00
Offering Note	Includes Class A shares issuable upon exercise of the underwriters' option to purchase additional Class A shares, if any. The Registrant previously paid a registration fee of $13,810.00 in connection with the initial filing of the Registration Statement on Form S-1 on April 16, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a).